MOBIQUITHINGS SAS Schedule of Assets Acquired and Liabilities Assumed (Details) € in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 02, 2015 EUR (€)	Sep. 02, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill	$ 218,516	$ 154,114	$ 156,488
MobiquiThings SAS [Member]
Business Acquisition [Line Items]
Cash				€ 214	$ 241
Accounts receivable				1,026	1,156
Prepaid and other assets				107	120
Property and equipment				1,041	1,173
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				5,071	5,713
Goodwill				9,922	11,179
Total Assets Acquired				17,381	19,582
Accounts payable and accrued liabilities				1,715	1,932
Deferred income tax				1,690	1,905
Fair value of net assets acquired				€ 13,976	$ 15,745